Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000103967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	6.54%	7.87%	3.62%
C000103969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000103968
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	9.57%	7.98%	3.30%
C000103972
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000103967
Average Annual Return [Line Items]
Average Annual Return, Percent	11.28%	8.80%	4.07%
Without Sales Load [Member] | C000103969
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	9.05%	4.33%
Without Sales Load [Member] | C000103968
Average Annual Return [Line Items]
Average Annual Return, Percent	10.57%	7.98%	3.30%
Without Sales Load [Member] | C000103972
Average Annual Return [Line Items]
Average Annual Return, Percent	11.64%	9.09%	4.34%
MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	8.09%	7.94%	3.71%
MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	8.09%	7.94%	3.71%
MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	8.09%	7.94%	3.71%
MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	8.09%	7.94%	3.71%